Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford Global Real Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLIX
The Hartford Global Real Asset Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLRX
The Hartford Global Real Asset Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLSX
The Hartford Global Real Asset Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLTX
The Hartford Global Real Asset Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLYX
The Hartford Global Real Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLAX
The Hartford Global Real Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLCX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD GLOBAL REAL ASSET FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 27, 2013 TO

THE HARTFORD GLOBAL REAL ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective June 28, 2013, the above referenced Prospectus and Summary Prospectus of The Hartford Global Real Asset Fund (the “Fund”) are revised as follows:

1.              Under the heading “SUMMARY SECTION - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus and the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus, the disclosure is deleted and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a globally diverse mix of inflation-related equity investments (primarily from equity securities of natural resource companies), fixed income investments (primarily inflation protected securities, including U.S. Treasury Inflation Protected Securities (TIPS)), and commodities.  The Fund will invest in securities denominated in both U.S. dollars and foreign currencies, including securities that are generally traded on foreign markets.  The Fund has the flexibility, as market conditions change, to shift assets among the asset classes.  The Fund may also seek commodity exposure through exchange traded funds, commodity-linked notes, and by investing up to 25% of its total assets in The Hartford Cayman Global Real Asset Fund, Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments.  The Subsidiary (unlike the Fund) may invest without limit in commodity-related investments, including commodity-linked notes, exchange traded funds, and commodity-related derivative investments (including futures contracts, options and swap agreements).  In connection with its investment in certain securities and derivative instruments, the Fund may hold cash or liquid securities that can be readily converted into cash.  The Fund expects to invest its assets principally in investments that, in the judgment of the sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real returns (such assets are defined as “real assets”).  Real return is the rate of return after adjusting for inflation. These real assets include equity and fixed income securities and other instruments issued by or related to natural resource companies, inflation protected bonds, and commodity related investments and derivative instruments.  Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in such asset categories.

The Fund will target an investment allocation of approximately 55% of its assets in equity securities, 35% of its assets in fixed income investments, and 10% of its assets in commodity-related investments.  Although the Fund has the flexibility to change this allocation significantly as market conditions change, the allocation will generally vary by no more than +/-15%.  The Fund's investment in shares of the Subsidiary is not counted for purposes of determining the Fund's equity allocation.  Asset allocation decisions within these bands are at the discretion of the Fund's sub-adviser, Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management's judgment of the projected outlook for inflation, investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category.  Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund's net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer's domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.  The Fund's investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

Supplement 1 Text	ck0001006415_Supplement1TextBlock

2.              Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing in a globally diverse mix of inflation-related equity investments (primarily from equity securities of natural resource companies), fixed income investments (primarily inflation protected securities, including U.S. Treasury Inflation Protected Securities (TIPS)), and commodities. The Fund will invest in securities denominated in both U.S. dollars and foreign currencies, including securities that are generally traded on foreign markets. The Fund has the flexibility, as market conditions change, to shift assets among the asset classes. The Fund may also seek commodity exposure through exchange traded funds, commodity-linked notes, and by investing up to 25% of its total assets in The Hartford Cayman Global Real Asset Fund, Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments. The Subsidiary (unlike the Fund) may invest without limit in commodity-related investments, including commodity-linked notes, exchange traded funds, and commodity-related derivative investments (including futures contracts, options and swap agreements). In connection with its investment in certain securities and derivative instruments, the Fund may hold cash or liquid securities that can be readily converted into cash. The Fund expects to invest its assets principally in investments that, in the judgment of the sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real returns (such assets are defined as “real assets”). Real return is the rate of return after adjusting for inflation. These real assets include equity and fixed income securities and other instruments issued by or related to natural resource companies, inflation protected bonds, and commodity related investments and derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in such asset categories.

The Fund will target an investment allocation of approximately 55% of its assets in equity securities, 35% of its assets in fixed income investments, and 10% of its assets in commodity-related investments. Although the Fund has the flexibility to change this allocation significantly as market conditions change, the allocation will generally vary by no more than +/-15%. The Fund's investment in shares of the Subsidiary is not counted for purposes of determining the Fund's equity allocation. Asset allocation decisions within these bands are at the discretion of the Fund's sub-adviser, Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management's judgment of the projected outlook for inflation, investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund's net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be “foreign” if: (a) an issuer's domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund's investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

The equity portion of the Fund will invest primarily in common stocks of companies involved in the natural resources sectors worldwide, including energy, metals and mining, agriculture/chemicals, and paper and forest products, and may invest across a broad range of market capitalizations.  The equity portion of the Fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The equity portion of the Fund may invest without limit in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fixed income portion of the Fund will invest primarily in inflation protected securities, which pay a real return plus the realized rate of inflation as measured by a benchmark price index. These investments include, among others, TIPS, US government agency inflation-linked securities, inflation-linked corporate bonds, non-US dollar denominated inflation-linked securities, and emerging market inflation-linked securities.  Additionally, the fixed income portion of the Fund may invest in US government and US government agency nominal securities, non-investment grade fixed income securities (also known as “junk bonds”).  The fixed income portion may also invest in derivatives for hedging purposes or for investment purposes, such as managing duration exposure and/or obtaining synthetic inflation exposure.

Asset allocation decisions are actively managed and are based upon Wellington Management's judgment of the relative attractiveness of each asset category. The Fund normally has some portion of its assets invested in each asset category. The Fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the Fund or to attain commodities exposure. The Fund may trade securities actively.

Supplement Closing	ck0001006415_SupplementClosingTextBlock	THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.